6. Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Notes Payable
June 30, 2012

Notes payable - originating March 15, 2012 through March 23, 2012; no monthly payments required; bearing interest at 10%; maturing at September 30, 2012 [A]	150,000

Notes payable - originating April 27, 2012 through June 15, 2012; no monthly payments required; bearing interest at 10%; maturing at September 30, 2012	1,556,000

Note payable - originating May 1, 2012; no monthly payments required; bearing interest at 0.19%; maturing at September 30, 2012	49,825

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%; maturing at March 31, 2013	300,000

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000

Total	2,255,825

Less: Current maturities (includes $300,000 to related parties)	(2,055,825)

Amount due after one year (includes $50,000 to related parties)	$200,000

[A] - maturity date extended from June 30, 2012 to September 30, 2012.

Future maturities of the notes convertible payable are as follows:

Year Ending December 31,
2012	$1,755,825
2013	300,000
2014	200,000
$2,255,825